21. Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations
Income from discontinued operations
	2018	2017
	ARS 000	ARS 000

Revenues	26,384	5,532,505
Cost of sales	(36,726)	(3,575,956)
Gross (loss) income	(10,342)	1,956,549

Administrative and selling expenses	-	(21,456)
Other operating income	722,397	-
Other operating expenses	-	(27,914)
Operating income	712,055	1,907,179

(Loss) on net monetary position	(206,232)	(89,134)
Finance expense	-	(838)
Income before tax from discontinued operations	505,823	1,817,207
Income tax for the year	(80,973)	(599,971)
Income for the year from discontinued operations	424,850	1,217,236

Cash flows of discontinued operations
	2018	2017
	ARS 000	ARS 000

Operating activities	(10,342)	1,864,609

Earnings per share from discontinued operations	Earnings per share:
	2018	2017

– Basic and diluted income per share from discontinued operations	ARS 0.28	ARS 0.81